23. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Earnings per share, basic and diluted
	2017	2016	2015

Earnings attributable to Company’s owners	2,519,310	2,947,098	536,279
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	3.69	4.31	0.78